STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2020	May 31, 2020	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred Stock, Shares Authorized				200,000,000		200,000,000	200,000,000
Preferred Stock, Shares Outstanding				0		0	0
Common Stock, Shares Authorized				1,000,000,000		1,000,000,000	1,000,000,000
Common Stock, Shares, Outstanding				75,452,012		290,460,047	376,452,047
Potentially dilutive securities outstanding				0	0	0	0
Business combination, recognized identifiable assets acquired and liabilities assumed, assets						$ 4,105,376
ASL [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period acquisitions, shares	13,853	162,694	13,853
Business combination, recognized identifiable assets acquired and liabilities assumed, assets			$ 90,043
Share Forfeiture Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares forfeited						85,992,000
Reduction in outstanding shares				215,008,035
Share Forfeiture Agreements [Member] | How Kok Choong Talent Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares forfeited				215,008,035		41,750,000
Share Forfeiture Agreements [Member] | How Kok Choong Talent Limited [Member] | Stockholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares forfeited						44,242,000
Share Forfeiture Agreements [Member] | HKC Holdings Sdn Bhd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares forfeited						11,242,000